Segmental reporting	12 Months Ended
Dec. 31, 2020
2. Segmental reporting
Segmental reporting

2 Segmental reporting

Presentation of segmental reporting

The Group’s segmental reporting is in accordance with IFRS 8 Operating Segments. Operating segments are reported in a manner consistent with the internal reporting provided to the Executive Committee, which is responsible for allocating resources and assessing performance of the operating segments, and has been identified as the chief operating decision maker. All transactions between business segments are conducted on an arm’s-length basis, with intra-segment revenue and costs being eliminated in Head Office. Income and expenses directly associated with each segment are included in determining business segment performance.

The Group is a British universal bank diversified by business, geography and income type, serving consumer and wholesale customers and clients globally and for segmental reporting purposes it defines its two operating divisions as Barclays UK and Barclays International.

▪Barclays UK comprises our UK Personal Banking, UK Business Banking and Barclaycard Consumer UK businesses. These businesses are carried on by our UK ring-fenced bank (Barclays Bank UK PLC) and certain other entities within the Group.

▪Barclays International comprises our Corporate and Investment Bank and Consumer, Cards and Payments businesses. These businesses are carried on by our non ring-fenced bank (Barclays Bank PLC) and its subsidiaries, as well as by certain other entities within the Group.

The below table also includes Head Office which comprises head office, Barclays Execution Services FTE and legacy businesses

Analysis of results by business
	Barclays UK	Barclays International	Head Office	Group results
	£m	£m	£m	£m
For the year ended 31 December 2020
Total income	6,347	15,921	(502)	21,766
Credit impairment charges	(1,467)	(3,280)	(91)	(4,838)
Net operating income/(expenses)	4,880	12,641	(593)	16,928
Operating costs	(4,270)	(8,765)	(399)	(13,434)
UK bank levy	(50)	(240)	(9)	(299)
Litigation and conduct	(32)	(48)	(73)	(153)
Total operating expenses	(4,352)	(9,053)	(481)	(13,886)
Other net income/(expenses)[a]	18	28	(23)	23
Profit/(loss) before tax	546	3,616	(1,097)	3,065
Total assets (£bn)	289.1	1,041.8	18.6	1,349.5
Number of employees (full time equivalent)	21,300	10,800	50,900	83,000
Average number of employees (full time equivalent)				81,800

Note

a Other net income/(expenses) represents the share of post-tax results of associates and joint ventures, profit (or loss) on disposal of subsidiaries, associates and joint ventures, and gains on acquisitions.

On 1 April 2020, assets of £2.2bn relating to the Barclays Partner Finance business were moved from Barclays International to Barclays UK, with net operating income of £19m and loss before tax of £5m subsequently recognised in Barclays UK for the rest of 2020. The 2019 and 2018 comparative figures have not been restated.

	Barclays UK	Barclays International	Head Office	Group results
	£m	£m	£m	£m
For the year ended 31 December 2019
Total income	7,353	14,675	(396)	21,632
Credit impairment charges	(712)	(1,173)	(27)	(1,912)
Net operating income/(expenses)	6,641	13,502	(423)	19,720
Operating costs	(3,996)	(9,163)	(200)	(13,359)
UK bank levy	(41)	(174)	(11)	(226)
Litigation and conduct	(1,582)	(116)	(151)	(1,849)
Total operating expenses	(5,619)	(9,453)	(362)	(15,434)
Other net income[a]	-	69	2	71
Profit/(loss) before tax	1,022	4,118	(783)	4,357
Total assets (£bn)	257.8	861.4	21.0	1,140.2
Number of employees (full time equivalent)	21,400	11,200	48,200	80,800
Average number of employees (full time equivalent)				82,700

Note

a Other net income/(expenses) represents the share of post-tax results of associates and joint ventures, profit (or loss) on disposal of subsidiaries, associates and joint ventures, and gains on acquisitions.

Analysis of results by business
	Barclays UK	Barclays International	Head Office	Group results
	£m	£m	£m	£m
For the year ended 31 December 2018
Total income	7,383	14,026	(273)	21,136
Credit impairment (charges)/releases	(826)	(658)	16	(1,468)
Net operating income/(expenses)	6,557	13,368	(257)	19,668
Operating costs	(4,075)	(9,324)	(228)	(13,627)
UK bank levy	(46)	(210)	(13)	(269)
GMP charge	-	-	(140)	(140)
Litigation and conduct	(483)	(127)	(1,597)	(2,207)
Total operating expenses	(4,604)	(9,661)	(1,978)	(16,243)
Other net income/(expenses)[a]	3	68	(2)	69
Profit/(loss) before tax	1,956	3,775	(2,237)	3,494
Total assets (£bn)	249.7	862.1	21.5	1,133.3
Number of employees (full time equivalent)	22,600	12,400	48,500	83,500

Note

a Other net income/(expenses) represents the share of post-tax results of associates and joint ventures, profit (or loss) on disposal of subsidiaries, associates and joint ventures, and gains on acquisitions.

Income by geographic region[a]
	2020	2019	2018
For the year ended 31 December	£m	£m	£m
United Kingdom	11,211	11,809	11,529
Europe	2,059	1,754	1,617
Americas	7,425	7,064	7,058
Africa and Middle East	36	59	43
Asia	1,035	946	889
Total	21,766	21,632	21,136

Income from individual countries which represent more than 5% of total income[a]
	2020	2019	2018
For the year ended 31 December	£m	£m	£m
United Kingdom	11,211	11,809	11,529
United States	7,318	6,939	6,911

Note

a The geographical analysis is based on the location of the office where the transactions are recorded.